Filed Pursuant to Rule 497(e)
1933 Act No. 002-93131
1940 Act No. 811-04044

PARNASSUS FUNDS

Parnassus Mid Cap FundSM

Investor Shares: PARMX | Institutional Shares: PFPMX

December 28, 2023

Supplement to Statutory Prospectus Dated May 1, 2023 (as supplemented to date)

Effective as of January 1, 2024, Ian E. Sexsmith will serve as a Portfolio Manager of the Parnassus Mid Cap Fund, along with Matthew D. Gershuny and Lori A. Keith, both of whom currently serve as Portfolio Managers of the Fund. The following changes are hereby made to the Prospectus:

1.	The “Summary Section – Parnassus Mid Cap Fund – Portfolio Managers” of the Prospectus is hereby amended and restated as follows:

Portfolio Managers

The Portfolio Managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Matthew D. Gershuny is a Portfolio Manager of the Parnassus Mid Cap Fund and has served as a portfolio manager of the Fund since 2008.

Lori A. Keith is a Portfolio Manager of the Parnassus Mid Cap Fund and has served as a portfolio manager of the Fund since 2008.

Ian E. Sexsmith is a Portfolio Manager of the Parnassus Mid Cap Fund and has served as a portfolio manager of the Fund since January 1, 2024.

For more information, please see “Management of the Funds” in the prospectus and “Portfolio Managers” in the SAI.

2.   The reference to Mr. Gershuny in the “Management of the Funds” section of the prospectus is hereby amended and restated as follows: “Matthew D. Gershuny is a Portfolio Manager of the Parnassus Mid Cap Fund and has been as a Portfolio Manager of the Fund since 2008. He is a Vice President at Parnassus Investments, where he has worked since 2006.”

3.   The reference to Mr. Sexsmith in the “Management of the Funds” section of the prospectus is hereby amended and restated as follows: “Ian E. Sexsmith, CFA, is a Portfolio Manager of the Parnassus Mid Cap Fund and has been as a Portfolio Manager of the Fund since January 1, 2024, and is the lead Portfolio Manager of the Parnassus Mid Cap Growth Fund and has been a portfolio manager of the Parnassus Mid Cap Growth Fund since 2013. He is a Senior Research Analyst at Parnassus Investments, where he has worked since 2011.”

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Please Read Carefully and Keep for Future Reference